Deferred Tax Assets and Deferred Tax Liabilities (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Deferred tax assets	$ 69,864	$ 313,463
Deferred tax liabilities